UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Latin America Equity Fund

	Shares	Value ($)
Equity Securities 98.9%
Argentina 5.5%
BBVA Banco Frances SA (ADR)	82,419	1,231,340
Globant SA*	130,433	4,147,769
Grupo Clarin SA "B", (GDR) (REG S)	501,000	6,262,500
Grupo Financiero Galicia SA (ADR) (a)	160,924	3,023,762
(Cost $7,904,074)		14,665,371
Brazil 51.4%
AES Tiete SA (Preferred)	494,000	2,640,284
Ambev SA	1,850,000	10,514,464
B2W Cia Digital*	692,527	3,640,674
Banco Bradesco SA (Preferred)	1,720,000	13,703,938
Banco do Brasil SA	1,180,000	7,599,118
BM&FBovespa SA	1,560,000	4,756,612
Bradespar SA (Preferred)	1,104,675	3,174,697
BRF SA	340,000	7,136,728
Cielo SA	438,000	5,594,048
Companhia Brasileira de Distribuicao (Preferred)	592,984	12,989,033
Companhia Paranaense de Energia "B" (Preferred)	262,415	2,703,895
Gafisa SA*	4,134,945	3,079,516
Gerdau SA (ADR) (a)	1,150,000	1,989,500
Gerdau SA (Preferred)	810,000	1,395,756
Itau Unibanco Holding SA (Preferred)	1,919,500	16,863,143
Itausa - Investimentos Itau SA (Preferred)	550,000	1,349,319
Lojas Americanas SA (Preferred)	2,790,008	14,048,026
Raia Drogasil SA	1,090,059	13,851,974
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	3,779,836	4,338,485
Vale SA (ADR)	480,000	2,524,800
Vale SA (ADR) (Preferred)	600,000	2,574,000
(Cost $158,963,542)		136,468,010
Chile 9.9%
Banco de Chile	13,272,475	1,422,332
Cencosud SA	2,185,574	4,604,877
Corpbanca SA	475,597,745	4,796,892
Corpbanca SA (ADR) (a)	125,120	1,889,312
Embotelladora Andina SA "B", (Preferred)	840,000	2,372,732
Empresa Nacional de Electricidad SA (ADR)	153,000	6,295,950
Enersis SA (ADR)	330,000	4,986,300
(Cost $31,184,376)		26,368,395
Colombia 2.8%
Almacenes Exito SA	285,500	2,111,511
Grupo de Inversiones Suramericana SA	409,200	5,257,083
(Cost $12,694,576)		7,368,594
Mexico 15.8%
Alfa SAB de CV "A"	5,055,000	10,042,548
Coca-Cola Femsa SAB de CV (ADR)	40,000	3,022,000
Corporativo Fragua SAB de CV	276,000	4,031,441
Fomento Economico Mexicano SAB de CV (ADR)	201,300	18,245,832
Grupo Herdez SAB de CV	1,459,090	3,900,264
Grupo Mexico SAB de CV "B"	1,020,000	2,786,048
(Cost $45,698,655)		42,028,133
Peru 5.7%
Credicorp Ltd.	31,375	4,138,363
Inretail Peru Corp. 144A*	575,500	8,281,445
Southern Copper Corp. (a)	100,000	2,786,000
(Cost $19,017,383)		15,205,808
Puerto Rico 1.0%
Popular, Inc.* (Cost $2,484,239)	87,500	2,679,250
Spain 6.1%
Banco Bilbao Vizcaya Argentaria SA	635,000	6,427,973
Mapfre SA	1,830,000	5,878,353
Prosegur Cia de Seguridad SA	729,468	3,867,933
(Cost $19,748,883)		16,174,259
United States 0.7%
TerraForm Global, Inc. "A"* (Cost $1,875,960)	125,064	1,750,896
Total Equity Securities (Cost $299,571,688)		262,708,716
	Units	Value ($)

Other Investments 0.1%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (b) (Cost $478,353)	43,800	102,184
	Shares	Value ($)
Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 0.18% (c) (d) (Cost $4,038,850)	4,038,850	4,038,850
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $304,088,891) †	100.5	266,849,750
Other Assets and Liabilities, Net	(0.5)	(1,246,741)
Net Assets	100.0	265,603,009

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $312,000,429. At July 31, 2015, net unrealized depreciation for all securities based on tax cost was $45,150,679. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,779,276 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $55,929,955.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $3,887,819, which is 1.5% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	478,354	102,184	0.04

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At July 31, 2015 the Deutsche Latin America Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities & Other Investments
Consumer Staples	91,062,301	34.7%
Financials	81,016,790	30.8%
Consumer Discretionary	27,030,716	10.3%
Materials	21,569,286	8.2%
Utilities	18,377,325	7.0%
Industrials	14,012,665	5.3%
Information Technology	9,741,817	3.7%
Total	262,810,900	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$14,665,371	$—	$—	$14,665,371
Brazil	136,468,010	—	—	136,468,010
Chile	26,368,395	—	—	26,368,395
Colombia	7,368,594	—	—	7,368,594
Mexico	42,028,133	—	—	42,028,133
Peru	15,205,808	—	—	15,205,808
Puerto Rico	2,679,250	—	—	2,679,250
Spain	—	16,174,259	—	16,174,259
United States	1,750,896	—	—	1,750,896
Other Investments	—	—	102,184	102,184
Short-Term Investments (e)	4,038,850	—	—	4,038,850
Total	$250,573,307	$16,174,259	$102,184	$266,849,750

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Latin America Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015